Goodwill and Intangible Assets - Schedule of Estimated Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 17,280
2023	17,280
2024	17,280
2025	17,280
2026	17,280
Thereafter	183,222
Total	$ 269,622	$ 83,466